Convertible Notes	12 Months Ended
Dec. 31, 2023
Convertible Notes [Abstract]
Convertible Notes
9.	Convertible Notes:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2023	December 31, 2022
Convertible notes	-	11,165
Less: Deferred finance costs	-	(9)
Less: Change in fair value of conversion option	-	(323)
Total	-	10,833
Less – current portion	-	(10,833)
Long-term portion	-	-

September 7, 2015 - $21,165 Revolving Convertible Note (Second JDH Note)

On January 26, 2022, the Company voluntarily prepaid $5,000 of the outstanding balance of the Second JDH Note using cash on hand (Note 8). In connection with this prepayment the Company’s cash sweep obligations for 2022 under the then outstanding JDH loans and JDH convertible notes were waived pursuant to a waiver letter signed on January 19, 2022. On March 10, 2022, the Company voluntarily prepaid another $5,000 of the outstanding balance of the Second JDH Note using cash on hand (Note 8). As of December 31, 2022, $11,165 was outstanding under the Second JDH Note.

Upon adoption of ASU No. 2020-06 on January 1, 2022, the Second JDH Note increased by $10,949, representing the net impact of two adjustments: (1) the $21,165 value of beneficial conversion feature (“BCF”), previously classified in additional paid-in-capital in stockholders’ equity, and (2) a $10,216 decrease to accumulated deficit for the cumulative effect of adoption related to the recorded amortization expense of BCF (Note 2).

The Company could, by giving five business days prior written notice to JDH at any time, had prepaid the whole or any part of the Second JDH Note in cash or, subject to JDH’s prior written agreement on the price per share, in a number of fully paid and nonassessable shares of the Company equal to the amount of the note(s) being prepaid divided by the agreed price per share. At JDH’s option, the Company’s obligation to repay the principal amount under the Second JDH Note or any part thereof could have been paid in common shares at a conversion price of $12.00 per share. JDH had also received customary registration rights with respect to any shares to have been received upon conversion of the Second JDH Note.

On January 3, 2023, the Company paid $8,000 of the outstanding balance of the Second JDH Note. The total remaining outstanding balance of $3,165 was fully repaid on December 29, 2023. As of December 31, 2023, there was no outstanding balance under the Second JDH Note.